BLACKROCK FUNDS III

BlackRock Bond Index Fund (the “Fund”)

Supplement dated March 12, 2014 to the Prospectus of the Fund, dated April 30, 2013

Effective as of March 21, 2014, the Fund’s investment advisor and administrator (together, “BlackRock”) will be reducing certain expenses of Investor A Shares, Institutional Shares and Class K Shares of the Fund, as described further below.

BlackRock will reduce its administration fee. Accordingly, the Fund’s prospectus is amended as follows:

The section of the Fund’s prospectus for Investor A and Institutional Shares entitled “Fund Overview — Key Facts About BlackRock Bond Index Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.08%	0.08%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses Administration Fees Independent Expenses[2]	0.10% 0.07% 0.03%	0.10% 0.07% 0.03%
Acquired Fund Fees and Expenses[3]	0.02%	0.02%
Total Annual Fund Operating Expenses[3]	0.45%	0.20%
Fee Waivers and/or Expense Reimbursements[2]	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.42%	0.17%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[2]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2015. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2015 without the consent of the Boards of Trustees of the Trust and of MIP.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$43	$141	$249	$564
Institutional Shares	$17	$ 61	$110	$252

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 436% of the average value of its portfolio.

The section of the Fund’s prospectus for Class K Shares entitled “Fund Overview — Key Facts About BlackRock Bond Index Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.08%
Distribution and/or Service (12b-1) Fees	None
Other Expenses Administration Fees Independent Expenses[2,3,4]	0.05% 0.02% 0.03%
Acquired Fund Fees and Expenses[4]	0.02%
Total Annual Fund Operating Expenses[4]	0.15%
Fee Waivers and/or Expense Reimbursements[3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.12%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[2]	Independent Expenses have been restated to reflect current fees.
[3]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2015. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2015 without the consent of the Boards of Trustees of the Trust and of MIP.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Independent Expenses to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$12	$45	$82	$189

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 436% of the average value of its portfolio.

The section of the Fund’s prospectus for Investor A and Institutional Shares entitled “Management of the Fund — Administrative Services” is revised as follows:

The first sentence of the second paragraph is deleted in its entirety and replaced with the following:

BAL is entitled to receive fees for these services at the annual rate of 0.07% of the average daily net assets of the Investor A and Institutional Shares of the Fund.

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The section of the Fund’s prospectus for Class K Shares entitled “Management of the Fund — Administrative Services” is revised as follows:

The first sentence of the second paragraph is deleted in its entirety and replaced with the following:

BAL is entitled to receive fees for these services at the annual rate of 0.02% of the average daily net assets of the Class K Shares of the Fund.

Shareholders should retain this Supplement for future reference.

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PRO-BI-0314SUP